Intangible Assets and Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets and Impairment Testing
Schedule of intangible assets and impairment testing

	December 31,
	2021	2020
Licenses and similar rights
Cost at opening balance	380,836	16,066
Business combinations	—	377,017
Acquisition for the year	16,066	—
Exchange differences on translation	(6,736)	(12,247)
Cost at closing balance	390,166	380,836

Impairment
Cost at opening balance	—	—
Impairment	(27,975)	—
Cost at closing balance	(27,975)	—

Goodwill
Cost at opening balance	37,989	—
Business combinations	—	39,265
Exchange differences on translation	(762)	(1,276)
Cost at closing balance	37,227	37,989

Net book value	399,418	418,825

Schedule of impairment testing of intangible assets discount rate

	Year Ended December 31,
	2021	2020
Parameter, %
Discount rate	11.0	10.5

	Year Ended December 31,
	2021	2020
Parameter, %
Discount rate NOX platform	17.7	18.8
Discount rate Vaccine platform	—	17.0
Discount rate Budenofalk 3 mg oral capsule	12.4	12.4